LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	6 Months Ended
Dec. 31, 2021
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of Long-term borrowings due to related party

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Long-term borrowings due to related party:	RMB	(Unaudited)	(Unaudited)
Long-term borrowing from a Founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥7,406,617	¥6,968,541	$1,095,438
Less: current portion	(920,066)	(958,916)	(150,739)
Total long-term borrowings due to related party	¥6,486,551	¥6,009,625	$944,699

Schedule of future maturities of long-term borrowings due to related party

	RMB	U.S. Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2022	¥958,916	$150,739
2023	1,019,695	160,294
2024	1,114,243	175,156
2025	1,217,558	191,397
2026	1,330,452	209,144
Thereafter	1,327,677	208,708
Total	¥6,968,541	$1,095,438